Details of Significant Accounts - Operaing Revenue - Revenue Recognised Included in Contract Liability (Details) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Authorization Collaboration and Development Contract
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognized included in contract liability beginning of the year	$ 474	$ 17